Convertible Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Convertible Notes Payable

Note 8 – Convertible Notes Payable

At various times during the six months ended June 30, 2022, the Company entered into convertible promissory notes with principal amounts totaling $337,500 with a third party for which the proceeds were used for operations. The Company received net proceeds of $315,000, and a $22,500 original issuance discount was recorded. The convertible promissory notes incur interest at rates from 10% to 12% per annum and mature on dates ranging from January 1, 2023 to June 27, 2023. The convertible promissory notes are convertible to shares of the Company’s common stock 180 days after issuance. The conversion price per share is equal to 63% of the average of the three (3) lowest trading prices of the Company’s common stock during the fifteen (15) trading days immediately preceding the applicable conversion date. The trading price is defined within the agreement as the closing bid price on the applicable trading market. The Company has the option to prepay the convertible notes in the first 180 days from closing subject to prepayment penalties ranging from 120% to 145% of principal balance plus interest, depending upon the date of prepayment. The convertible promissory notes include various default provisions for which the default interest rate increases to 22% per annum with the outstanding principal and accrued interest increasing by 150%. The Company was required to reserve at June 30, 2022 a total of 167,223,808 common shares in connection with these promissory notes.

Derivative liabilities

These convertible promissory notes are convertible into a variable number of shares of common stock for which there is not a floor to the number of common stock we might be required to issue. Based on the requirements of ASC 815 Derivatives and Hedging, the conversion feature represented an embedded derivative that is required to be bifurcated and accounted for as a separate derivative liability. The derivative liability is originally recorded at its estimated fair value and is required to be revalued at each conversion event and reporting period. Changes in the derivative liability fair value are reported in operating results each reporting period.

For the notes issued during the six months ended June 30, 2022, the Company valued the conversion feature on the date of issuance resulting in an initial liability of $424,716. Since the fair value of the derivative was in excess of the proceeds received, a full discount to convertible notes payable and a day one loss on derivative liabilities of $109,716 was recorded during the six months ended June 30, 2022. Upon issuance, the Company valued the conversion feature using the Black-Scholes option pricing model with the following assumptions: conversion prices ranging from $0.0127 to $0.0143, the closing stock price of the Company’s common stock on the date of valuation ranging from $0.020 to $0.027, an expected dividend yield of 0%, expected volatility ranging from 158% to 216%, risk-free interest rate ranging from 0.48% to 2.89%, and an expected term of one year.

THERAPEUTIC SOLUTIONS INTERNATIONAL, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2022

During the six months ended June 30, 2022, convertible notes with principal and accrued interest balances totaling $322,124 were converted into 24,167,728 shares of common stock. At each conversion date, the Company recalculated the value of the derivative liability associated with the convertible note recording a gain (loss) in connection with the change in fair market value. In addition, the pro-rata portion of the derivative liability as compared to the portion of the convertible note converted was reclassed to additional paid-in capital. During the six months ended June 30, 2022, the Company recorded $348,389 to additional paid-in capital. The derivative liabilities were revalued using the Black-Scholes option pricing model with the following assumptions: conversion prices ranging from $0.012 to $0.016, the closing stock price of the Company’s common stock on the date of valuation ranging from $0.018 to $0.026, an expected dividend yield of 0%, expected volatility ranging from 166% to 191%, risk-free interest rates ranging from 0.51% to 2.88%, and expected terms of 0.49 years.

On June 30, 2022, the derivative liabilities on the remaining convertible notes were revalued at $342,344 resulting in a gain of $265,508 for the six months ended June 30, 2022 related to the change in fair value of the derivative liabilities. The derivative liabilities were revalued using the Black-Scholes option pricing model with the following assumptions: exercise prices of $0.0129, the closing stock price of the Company’s common stock on the date of valuation of $0.021, an expected dividend yield of 0%, expected volatility ranging from 127% to 165%, risk-free interest rate of 2.80%, and an expected term ranging from 0.54 to 0.99 years.

The Company amortizes the discounts over the term of the convertible promissory notes using the straight-line method which is similar to the effective interest method. During the six months ended June 30, 2022 and 2021, the Company amortized $313,917 and $248,238 to interest expense, respectively. As of June 30, 2022, discounts of $249,383 remained which will be amortized through June 2023.

Note 7 – Convertible notes payable

At various times during the year ended December 31, 2021, the Company entered into convertible promissory notes with principal amounts totaling $572,250 with third parties for which the proceeds were used for operations. The Company received net proceeds of $538,750, and a $33,500 original issuance discount was recorded. The convertible promissory notes incur interest at rates ranging from 10% to 12% per annum and mature on dates ranging from January 25, 2022 to December 15, 2022. The convertible promissory notes are convertible to shares of the Company’s common stock 180 days after issuance. The conversion price per share is equal to a percentage ranging from 61% to 63% of the average of the three (3) lowest trading prices of the Company’s common stock during the fifteen (15) trading days immediately preceding the applicable conversion date. The trading price is defined within the agreement as the closing bid price on the applicable trading market. The Company has the option to prepay the convertible notes in the first 180 days from closing subject to prepayment penalties ranging from 120% to 145% of principal balance plus interest, depending upon the date of prepayment. The convertible promissory notes include various default provisions for which the default interest rate increases to 22% per annum with the outstanding principal and accrued interest increasing by 150%. The Company was required to reserve at December 31, 2021 a total of 95,273,690 common shares in connection with these promissory notes.

On various dates throughout the year ended December 31, 2020, the Company entered into seven convertible promissory notes with principal amounts totaling $336,500 with a third party for which the proceeds were used for operations. The Company received net proceeds of $315,000, and a $21,500 original issuance discount was recorded. The convertible promissory notes incur interest at 12% per annum and mature on dates ranging from February 3, 2021 to December 17, 2021. The convertible promissory notes are convertible to shares of the Company’s common stock 180 days after issuance. The conversion price per share is equal to 61% of the average of the three (3) lowest trading prices of the Company’s common stock during the fifteen (15) trading days immediately preceding the applicable conversion date. The trading price is defined within the agreement as the closing bid price on the applicable trading market. The Company has the option to prepay the convertible notes in the first 180 days from closing subject to prepayment penalties ranging from 120% to 145% of principal balance plus interest, depending upon the date of prepayment. The convertible promissory notes include various default provisions for which the default interest rate increases to 22% per annum with the outstanding principal and accrued interest increasing by 150%. The Company was required to reserve at December 31, 2020 a total of 579,347,525 common shares in connection with these promissory notes.

Derivative liabilities

These convertible promissory notes are convertible into a variable number of shares of common stock for which there is not a floor to the number of common stock we might be required to issue. Based on the requirements of ASC 815 Derivatives and Hedging, the conversion feature represented an embedded derivative that is required to be bifurcated and accounted for as a separate derivative liability. The derivative liability is originally recorded at its estimated fair value and is required to be revalued at each conversion event and reporting period. Changes in the derivative liability fair value are reported in operating results each reporting period.

THERAPEUTIC SOLUTIONS INTERNATIONAL, INC.

Consolidated Notes to Financial Statements

December 31, 2021

Note 7 – Convertible notes payable (Continued)

For the seven notes issued during the year ended December 31, 2020, the Company valued the conversion features on the date of issuance resulting in initial liabilities totaling $562,620. Since the fair value of the derivative was in excess of the proceeds received, a full discount to convertible notes payable and a day one loss on derivative liabilities of $247,620 was recorded during the year ended December 31, 2020. The Company valued the conversion feature using the Black-Scholes option pricing model with the following assumptions: conversion prices ranging from $0.0008 to $0.0042, the closing stock price of the Company’s common stock on the dates of valuation ranging from $0.0023 to $0.0056, an expected dividend yield of 0%, expected volatilities ranging from 237%-260%, risk-free interest rate ranging from 0.17% to 1.48%, and an expected term of one year.

During the year ended December 31, 2020, convertible notes principal plus their accrued interest totaling $262,882 were converted into 174,556,025 shares of common stock. At each conversion date, the Company recalculated the value of the derivative liability associated with the convertible note recording a gain (loss) in connection with the change in fair market value. In addition, the pro-rata portion of the derivative liability as compared to the portion of the convertible note converted was reclassed to additional paid-in capital. During the year ended December 31, 2020, the Company recorded $440,270 to additional paid-in capital. The derivative liabilities were revalued using the Black-Scholes option pricing model with the following assumptions: conversion prices ranging from $0.00055 to $0.0039, the closing stock price of the Company’s common stock on the dates of valuation ranging from $0.001 to $0.010, an expected dividend yield of 0%, expected volatility ranging from 170% to 305%, risk-free interest rates ranging from 0.12% to 0.89%, and expected terms ranging from 0.07 to 0.50 years.

On December 31, 2020, the derivative liabilities on the remaining four convertible notes were revalued at $437,539 resulting in a gain of $206,501 for the year ended December 31, 2020 related to the change in fair value of the derivative liabilities. The derivative liabilities were revalued using the Black-Scholes option pricing model with the following assumptions: exercise price of $0.0029, the closing stock price of the Company’s common stock on the date of valuation of $0.0064, an expected dividend yield of 0%, expected volatility ranging from 241% to 254%, risk-free interest rate of 0.12%, and an expected term ranging from 0.76 to 0.96 years.

For the notes issued during the year ended December 31, 2021, the Company valued the conversion features on the date of issuance resulting in initial liabilities totaling $1,077,756. Since the fair value of the derivative was in excess of the proceeds received, a full discount to convertible notes payable and a day one loss on derivative liabilities of $539,006 was recorded during the year ended December 31, 2021. The Company valued the conversion feature using the Black-Scholes option pricing model with the following assumptions: conversion prices ranging from $0.0039 to $0.0351, the closing stock price of the Company’s common stock on the dates of valuation ranging from $0.0217 to $0.0540, an expected dividend yield of 0%, expected volatilities ranging from 197%-264%, risk-free interest rate ranging from 0.05% to 0.29%, and an expected term of one year.

During the year ended December 31, 2021, convertible notes principal plus their accrued interest totaling $529,735 were converted into 21,690,671 shares of common stock. At each conversion date, the Company recalculated the value of the derivative liability associated with the convertible note recording a gain (loss) in connection with the change in fair market value. In addition, the pro-rata portion of the derivative liability as compared to the portion of the convertible note converted was reclassed to additional paid-in capital. During the year ended December 31, 2021, the Company recorded $489,279 to additional paid-in capital. The derivative liabilities were revalued using the Black-Scholes option pricing model with the following assumptions: conversion prices ranging from $0.0136 to $0.035, the closing stock price of the Company’s common stock on the dates of valuation ranging from $0.022 to $0.057, an expected dividend yield of 0%, expected volatility ranging from 125% to 251%, risk-free interest rates ranging from 0.06% to 0.29%, and expected terms ranging from 0.48 to 0.50 years.

On December 31, 2021, the derivative liabilities on the remaining five convertible notes were revalued at $531,525 resulting in a gain of $494,501 for the year ended December 31, 2021 related to the change in fair value of the derivative liabilities. The derivative liabilities were revalued using the Black-Scholes option pricing model with the following assumptions: conversion prices ranging from $0.0123 to $0.0127, the closing stock price of the Company’s common stock on the date of valuation of $0.029, an expected dividend yield of 0%, expected volatility ranging from 165% to 218%, risk-free interest rate of 0.39%, and an expected term ranging from 0.53 to 0.96 years.

The Company amortizes the discounts over the term of the convertible promissory notes using the straight line method which is similar to the effective interest method. During the years ended December 31, 2021 and 2020, the Company amortized $541,612 and $251,801 to interest expense, respectively. As of December 31, 2021, discounts of $225,800 remained for which will be amortized through December 2022.

THERAPEUTIC SOLUTIONS INTERNATIONAL, INC.

Consolidated Notes to Financial Statements

December 31, 2021